Note 25 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
25.	COMMITMENTS AND CONTINGENCIES

Commitments

The Group leases certain office premises and purchases data under non-cancelable leases. Rent expenses under operating leases for 2013, 2014 and 2015 were $4,808,894, $7,013,985 and $6,044,119, respectively.

Future minimum payments under non-cancelable operating leases and data purchase agreements were as follows:

Year ending
2016	$5,437,871
2017	3,359,212
2018	1,632,872

Total	$10,429,955

Securities Litigation

The Company and certain of its officers and directors were named as defendants in a putative securities class actions filed in Central District of California which was then transferred to Southern District of New York. The complaints allege that the Company violated Exchange Act Section 10(b) and Rule 10b-5 by failing to disclose certain its transactions as related party transaction. As the actions remain in their preliminary stages, the Company's management is unable to express any opinion on the likelihood of an unfavorable outcome or any estimate of the amount or range of any potential loss.

Litigation

The Group was involved in certain cases pending in some PRC courts as of December 31, 2015. These cases include a copyright infringement case, among others. Adverse results in these lawsuits may include awards of damages and may also result in a loss of revenue or otherwise harm the business of the Group.

For many proceedings, the Company is currently unable to estimate the reasonably possible loss or a range of reasonably possible losses as the proceedings are in the early stages, and/or there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. As a result, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, which includes eventual loss, fine, penalty or business impact, if any, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made. However, the Company believes that such matters, individually and in the aggregate, when finally resolved, are not reasonably likely to have a material adverse effect on the Company’s consolidated results of operations, financial position and cash flows.